Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of other provisions [line items]
Balance at beginning of year	$ 108	$ 140
Additional new provisions recognized	82	41
Amounts incurred and charged against existing provisions	(40)	(70)
Unused amounts reversed and other adjustments	(46)	(3)
Balance at end of year	$ 104	$ 108